Note 19 - Capital Structure and Financial Matters - Executive Management's and Board of Director's Holding of Shares (Details) - shares	Dec. 31, 2025	Dec. 10, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Share capital, shares (in shares)	417,010,756
Ordinary shares [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)		344,711,416
Ordinary shares [member] | Chief Executive Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	277,778		0	0
Ordinary shares [member] | Chief Financial Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	968,600		0	0
Ordinary shares [member] | Chief science officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	262,871		187,170	148,123
Ordinary shares [member] | Co-founder and chief AI officer [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	6,330,118		4,289,341	4,267,931
Ordinary shares [member] | Executive Officer [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	7,839,367		4,476,511	4,416,054
Ordinary shares, issuance three [member] | Director 1 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	726,169		561,156	539,069
Ordinary shares, issuance three [member] | Director 2 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	483,391		179,978	157,891
Ordinary shares, issuance three [member] | Board of Directors Chairman [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	6,473,997		1,777,471	1,684,547
Ordinary shares, issuance three [member] | Director 3 [member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	837,900		681,842	0
Ordinary shares, issuance three [member] | Director [Member]
Statement Line Items [Line Items]
Share capital, shares (in shares)	8,521,457		3,200,447	2,381,507